Operating Leases (Details) - Schedule of Components of Lease Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease cost
Amortization of right-of-use assets	$ 84,108	$ 14,752
Interest of operating lease liabilities	5,508	1,342
Total	$ 89,616	$ 16,094